Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,520,000.00
Total Fee Amount	5,733.91
Total Offset Amount	0.00
Net Fee	$ 5,733.91
Offering Table N/A
Offset Table N/A	N/A